Related-party transactions - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 £ / shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 £ / shares	Jun. 30, 2021 USD ($) shares
Related Party Transaction [Line Items]
Equity method investments at fair value							$ 0		$ 0
Equity method investment net income loss			$ 9,000	$ (2,112,000)	$ (63,000)
Due to affiliates current									$ 175,000
Common stock shares issued | shares		2,428,688					74,760,432		72,197,286
Common stock par or stated value per share | (per share)		$ 3.626				£ 0.0025		£ 0.0025
Payments for Repurchase of Common Stock		$ 8,800,000
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock shares issued | shares	2,428,688
Common stock par or stated value per share | $ / shares	$ 3.625
Payments for Repurchase of Common Stock	$ 8,800,000
Mount Sinai [Member] | Ordinary Shares [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share | $ / shares	$ 3.625
ordinary shares subscribed | shares	1,103,448
Capital Unit, Class A [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Equity method investment shares | shares							750
Other Income [Member]
Related Party Transaction [Line Items]
Decrease in liability due to change in estimate			500,000
Kantaro Bio Sciences LLC [Member]
Related Party Transaction [Line Items]
Loan commitment to related party							$ 83,333
Equity method investment ownership percentage							25.00%		25.00%
Payment towards advances to related parties			250,000
Equity method investment net income loss			10,000.00	200,000
Carrying value of investment written down			$ 0
Kantaro Bio Sciences LLC [Member] | Compounded Monthly [Member]
Related Party Transaction [Line Items]
Related party transaction interest rate			0.25%
Kantaro Bio Sciences LLC [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Loan commitment to related party							$ 300,000
Additional loan commitment to related party							$ 500,000
Equity method investment ownership percentage							75.00%
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement with related party			5 years
Fair value of services to be provided to the related party							$ 100,000		$ 800,000
Due to affiliates							100,000		800,000
Recognised amount for services performed under agreement			$ 100,000	1,000,000.0
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Fair value of services to be provided to the related party							2,000,000.0
Due to affiliates							$ 2,000,000.0
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member]
Related Party Transaction [Line Items]
Equity method investment shares | shares							250
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Equity method investments at fair value							$ 2,000,000.0
Kantaro Bio Sciences LLC [Member] | Commitment To Lend Additional Amount [Member]
Related Party Transaction [Line Items]
Additional loan commitment to related party							166,667
Kantaro Bio Sciences LLC [Member] | Research and Development [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services			50,000.00	500,000
Kantaro Bio Sciences LLC [Member] | General and Administrative [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services			70,000.00	200,000
Ekf Diagnostics [Member]
Related Party Transaction [Line Items]
Related party transaction expenses			100,000	200,000	100,000
Icahn School Of Medicine At Mount Shenai [Member]
Related Party Transaction [Line Items]
Related party transaction expenses			$ 3,100,000	$ 1,300,000	$ 300,000
Amount due to related party							$ 2,600,000		$ 300,000
EKF Diagnostics Holdings [Member] | Ordinary Shares [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share | $ / shares	$ 3.625
ordinary shares subscribed | shares	137,930
Christopher Mills [Member] | Ordinary Shares [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share | $ / shares	$ 3.625
ordinary shares subscribed | shares	551,724
Timothy Scannell [Member] | Ordinary Shares [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share | $ / shares	$ 3.625
ordinary shares subscribed | shares	68,964
Thomas McLain [Member] | Ordinary Shares [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share | $ / shares	$ 3.625
ordinary shares subscribed | shares	55,172